VIRTUS Seix High Yield Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—85.3%
Communication Services—8.4%
Allen Media LLC 144A 10.500%, 2/15/28(1)	$ 110	$ 57
Altice France S.A. 144A 8.125%, 2/1/27(1)	200	173
Cable One, Inc. 144A 4.000%, 11/15/30(1)	225	176
Charter Communications Operating LLC 5.750%, 4/1/48	90	77
CMG Media Corp. 144A 8.875%, 12/15/27(1)	115	81
CSC Holdings LLC
144A 11.250%, 5/15/28(1)	200	194
144A 6.500%, 2/1/29(1)	300	242
DISH Network Corp. 144A 11.750%, 11/15/27(1)	245	239
Hughes Satellite Systems Corp. 6.625%, 8/1/26	365	341
Iliad Holding SASU 144A 6.500%, 10/15/26(1)	270	255
LCPR Senior Secured Financing DAC 144A 6.750%, 10/15/27(1)	200	187
Match Group Holdings II LLC 144A 5.000%, 12/15/27(1)	365	339
Scripps Escrow II, Inc. 144A 5.375%, 1/15/31(1)	225	159
Virgin Media Secured Finance plc 144A 5.500%, 5/15/29(1)	365	330
		2,850

Consumer Discretionary—16.6%
Bath & Body Works, Inc.
6.950%, 3/1/33	120	108
144A 6.625%, 10/1/30(1)	295	285
Caesars Entertainment, Inc.
144A 6.250%, 7/1/25(1)	155	154
144A 8.125%, 7/1/27(1)	330	338
Carnival Corp.
144A 10.500%, 2/1/26(1)	75	79
144A 4.000%, 8/1/28(1)	483	428
Clarios Global LP 144A 8.500%, 5/15/27(1)	335	336
FirstCash, Inc. 144A 5.625%, 1/1/30(1)	241	218
Ford Motor Credit Co. LLC 6.950%, 3/6/26	400	402
General Motors Financial Co., Inc. 5.400%, 4/6/26	44	43
Installed Building Products, Inc. 144A 5.750%, 2/1/28(1)	340	320
Marriott Ownership Resorts, Inc. 4.750%, 1/15/28	265	238
	Par Value	Value

Consumer Discretionary—continued
MercadoLibre, Inc. 3.125%, 1/14/31	$ 200	$ 159
MGM Resorts International
5.500%, 4/15/27	190	182
4.750%, 10/15/28	245	222
Michaels Cos., Inc. (The) 144A 5.250%, 5/1/28(1)	300	242
NCL Corp., Ltd. 144A 7.750%, 2/15/29(1)	210	199
Patrick Industries, Inc. 144A 7.500%, 10/15/27(1)	187	181
QVC, Inc.
4.450%, 2/15/25	42	37
5.450%, 8/15/34	435	210
Royal Caribbean Cruises Ltd.
3.700%, 3/15/28	107	93
144A 11.500%, 6/1/25(1)	226	240
144A 5.375%, 7/15/27(1)	110	103
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)	345	309
Taylor Morrison Communities, Inc. 144A 5.750%, 1/15/28(1)	225	218
VOC Escrow Ltd. 144A 5.000%, 2/15/28(1)	360	330
		5,674

Consumer Staples—3.2%
Simmons Foods, Inc. 144A 4.625%, 3/1/29(1)	360	288
US Foods, Inc.
144A 6.250%, 4/15/25(1)	235	235
144A 4.750%, 2/15/29(1)	325	298
Vector Group Ltd. 144A 5.750%, 2/1/29(1)	312	271
		1,092

Energy—14.7%
California Resources Corp. 144A 7.125%, 2/1/26(1)	290	291
Callon Petroleum Co.
6.375%, 7/1/26	95	92
144A 8.000%, 8/1/28(1)	315	312
CITGO Petroleum Corp. 144A 6.375%, 6/15/26(1)	255	245
Comstock Resources, Inc. 144A 6.750%, 3/1/29(1)	350	320
Crestwood Midstream Partners LP
144A 6.000%, 2/1/29(1)	170	159
144A 7.375%, 2/1/31(1)	55	54
Ensign Drilling, Inc. 144A 9.250%, 4/15/24(1)	145	141
EQM Midstream Partners LP 144A 6.500%, 7/1/27(1)	110	109
	Par Value	Value

Energy—continued
Hilcorp Energy I LP 144A 6.250%, 11/1/28(1)	$ 375	$ 353
Nabors Industries, Inc. 144A 7.375%, 5/15/27(1)	200	190
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	265	240
PDC Energy, Inc. 5.750%, 5/15/26	225	224
Rockies Express Pipeline LLC 144A 7.500%, 7/15/38(1)	176	161
SM Energy Co. 6.500%, 7/15/28	360	346
Southwestern Energy Co. 5.375%, 3/15/30	325	303
Sunoco LP 5.875%, 3/15/28	235	226
Talos Production, Inc. 12.000%, 1/15/26	227	238
Transocean Titan Financing Ltd. 144A 8.375%, 2/1/28(1)	94	96
Transocean, Inc. 144A 8.750%, 2/15/30(1)	99	101
USA Compression Partners LP 6.875%, 9/1/27	355	339
Valaris Ltd. 144A 8.375%, 4/30/30(1)	82	82
Vital Energy, Inc. 144A 7.750%, 7/31/29(1)	80	66
Weatherford International Ltd. 144A 8.625%, 4/30/30(1)	325	330
		5,018

Financials—16.5%
Alliant Holdings Intermediate LLC 144A 6.750%, 4/15/28(1)	80	79
AssuredPartners, Inc. 144A 5.625%, 1/15/29(1)	95	82
CCO Holdings LLC 144A 7.375%, 3/1/31(1)	347	338
CDI Escrow Issuer, Inc. 144A 5.750%, 4/1/30(1)	165	154
Enact Holdings, Inc. 144A 6.500%, 8/15/25(1)	327	321
Freedom Mortgage Corp. 144A 7.625%, 5/1/26(1)	225	207
Gray Escrow II, Inc. 144A 5.375%, 11/15/31(1)	195	129
Hightower Holding LLC 144A 6.750%, 4/15/29(1)	395	342
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)	130	115
See Notes to Schedule of Investments

VIRTUS Seix High Yield Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Financials—continued
INEOS Finance plc 144A 6.750%, 5/15/28(1)	$ 200	$ 192
Kinetik Holdings LP 144A 5.875%, 6/15/30(1)	170	162
Level 3 Financing, Inc. 144A 10.500%, 5/15/30(1)	262	266
LSF11 A5 HoldCo. LLC 144A 6.625%, 10/15/29(1)	105	88
Macy’s Retail Holdings LLC 144A 6.125%, 3/15/32(1)	120	105
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)	290	258
MPH Acquisition Holdings LLC 144A 5.500%, 9/1/28(1)	81	69
MPT Operating Partnership LP 5.250%, 8/1/26	200	178
Nationstar Mortgage Holdings, Inc.
144A 5.500%, 8/15/28(1)	295	258
144A 5.750%, 11/15/31(1)	170	140
Noble Finance II LLC 144A 8.000%, 4/15/30(1)	75	76
OneMain Finance Corp. 9.000%, 1/15/29	87	88
Organon & Co. 144A 5.125%, 4/30/31(1)	205	169
Park Intermediate Holdings LLC 144A 5.875%, 10/1/28(1)	120	110
PennyMac Financial Services, Inc. 144A 5.750%, 9/15/31(1)	155	126
Radian Group, Inc.
4.500%, 10/1/24	75	73
6.625%, 3/15/25	175	175
Rocket Mortgage LLC 144A 2.875%, 10/15/26(1)	365	323
United Wholesale Mortgage LLC 144A 5.500%, 11/15/25(1)	400	381
Viking Cruises Ltd.
144A 6.250%, 5/15/25(1)	263	258
144A 9.125%, 7/15/31(1)	85	86
Vistra Operations Co. LLC 144A 5.125%, 5/13/25(1)	297	289
		5,637

Health Care—4.2%
DaVita, Inc. 144A 4.625%, 6/1/30(1)	355	305
Horizon Therapeutics USA, Inc. 144A 5.500%, 8/1/27(1)	325	326
	Par Value	Value

Health Care—continued
Legacy LifePoint Health LLC 144A 6.750%, 4/15/25(1)	$ 65	$ 60
Prestige Brands, Inc. 144A 5.125%, 1/15/28(1)	295	280
Surgery Center Holdings, Inc. 144A 10.000%, 4/15/27(1)	20	21
Tenet Healthcare Corp.
4.875%, 1/1/26	83	81
6.125%, 10/1/28	260	250
6.125%, 6/15/30	115	113
		1,436

Industrials—10.1%
Allegiant Travel Co. 144A 7.250%, 8/15/27(1)	249	248
American Airlines, Inc.
144A 11.750%, 7/15/25(1)	305	334
144A 5.500%, 4/20/26(1)	325	322
AmeriGas Partners LP 144A 9.375%, 6/1/28(1)	54	55
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	110	96
Bombardier, Inc. 144A 7.500%, 3/15/25(1)	86	86
Brundage-Bone Concrete Pumping Holdings, Inc. 144A 6.000%, 2/1/26(1)	125	118
Chart Industries, Inc. 144A 7.500%, 1/1/30(1)	138	141
Fertitta Entertainment LLC 144A 6.750%, 1/15/30(1)	260	221
Griffon Corp. 5.750%, 3/1/28	140	131
Macquarie Airfinance Holdings Ltd. 144A 8.375%, 5/1/28(1)	77	78
Rand Parent LLC 144A 8.500%, 2/15/30(1)	122	111
Spirit AeroSystems, Inc.
144A 7.500%, 4/15/25(1)	82	81
144A 9.375%, 11/30/29(1)	73	78
Terex Corp. 144A 5.000%, 5/15/29(1)	85	79
TMS International Corp. 144A 6.250%, 4/15/29(1)	265	223
TransDigm, Inc. 144A 6.250%, 3/15/26(1)	615	612
Uber Technologies, Inc. 144A 7.500%, 9/15/27(1)	340	348
	Par Value	Value

Industrials—continued
XPO, Inc. 144A 6.250%, 6/1/28(1)	$ 79	$ 78
		3,440

Information Technology—4.2%
Cloud Software Group, Inc. 144A 6.500%, 3/31/29(1)	85	76
NCR Corp. 144A 5.125%, 4/15/29(1)	250	221
Sabre GLBL, Inc.
144A 9.250%, 4/15/25(1)	11	10
144A 7.375%, 9/1/25(1)	95	84
Seagate HDD Cayman 144A 8.250%, 12/15/29(1)	98	102
SS&C Technologies, Inc. 144A 5.500%, 9/30/27(1)	320	306
Viasat, Inc. 144A 5.625%, 4/15/27(1)	250	234
Virtusa Corp. 144A 7.125%, 12/15/28(1)	46	38
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)	345	352
		1,423

Materials—3.5%
Ball Corp. 6.000%, 6/15/29	129	128
Knife River Corp. 144A 7.750%, 5/1/31(1)	95	96
Owens-Brockway Glass Container, Inc. 144A 6.625%, 5/13/27(1)	310	307
Standard Industries, Inc. 144A 5.000%, 2/15/27(1)	330	315
Summit Materials LLC 144A 5.250%, 1/15/29(1)	285	269
Warrior Met Coal, Inc. 144A 7.875%, 12/1/28(1)	70	70
		1,185

Real Estate—3.2%
Brookfield Property REIT, Inc. 144A 5.750%, 5/15/26(1)	340	311
Forestar Group, Inc. 144A 3.850%, 5/15/26(1)	275	253
Howard Hughes Corp. (The) 144A 5.375%, 8/1/28(1)	231	206
See Notes to Schedule of Investments

VIRTUS Seix High Yield Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Real Estate—continued
Service Properties Trust 7.500%, 9/15/25	$ 330	$ 324
		1,094

Utilities—0.7%
Pacific Gas & Electric Co.
4.550%, 7/1/30	54	49
4.950%, 7/1/50	220	173
Venture Global Calcasieu Pass LLC 144A 6.250%, 1/15/30(1)	9	9
		231

Total Corporate Bonds and Notes (Identified Cost $29,900)		29,080

	Shares
Preferred Stock—2.2%
Communication Services—2.2%
LiveStyle, Inc. Series B (2)(3)(4)	9,250	749
Total Preferred Stock (Identified Cost $907)		749

Common Stocks—3.9%
Communication Services—0.0%
LiveStyle, Inc. (2)(3)(4)	67,983	—
Financials—3.9%
CCF Holdings LLC (2)(3)	1,570,753	1,052
CCF Holdings LLC Class M(2)(3)	293,320	197
	Shares	Value

Financials—continued
Erickson, Inc.(2)(3)	2,675	$ 82
		1,331

Total Common Stocks (Identified Cost $4,945)		1,331

Warrants—0.6%
Communication Services—0.0%
Tenerity, Inc., 04/01/24(2)(3)(4)	3,898	—
Financials—0.6%
CCF Holdings LLC, 04/01/24(2)(3)	485,227	194
Total Warrants (Identified Cost $770)		194

Total Long-Term Investments—92.0% (Identified Cost $36,522)		31,354

	Par Value
Short-Term Investments—4.3%
U.S. Government Securities—4.3%
U.S. Treasury Bills
0.000%, 7/5/23(5)	$ 1,000	1,000
0.000%, 12/7/23(5)	500	488
Total Short-Term Investments (Identified Cost $1,488)		1,488

TOTAL INVESTMENTS—96.3% (Identified Cost $38,010)		$32,842
Other assets and liabilities, net—3.7%		1,249
NET ASSETS—100.0%		$34,091
Abbreviations:
DAC	Designated Activity Company
EV	Enterprise Value
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, these securities amounted to a value of $23,197 or 68.0% of net assets.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	Non-income producing.
(4)	All or a portion of the security is restricted.
(5)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Country Weightings†
United States	88%
Bermuda	4
United Kingdom	2
Panama	1
Liberia	1
France	1
Cayman Islands	1
Other	2
Total	100%
† % of total investments as of June 30, 2023.
See Notes to Schedule of Investments

VIRTUS Seix High Yield Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2023	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$29,080	$29,080	$—
U.S. Government Securities	1,488	1,488	—
Equity Securities:
Common Stocks	1,331	—	1,331(1)
Preferred Stock	749	—	749
Warrants	194	—	194(1)
Total Investments	$32,842	$30,568	$2,274

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no securities valued using quoted prices (Level 1) at June 30, 2023.
There were no transfers into or out of Level 3 related to securities held at June 30, 2023.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Common Stocks	Preferred Stocks	Warrants
Investments in Securities
Balance as of September 30, 2022:	$ 1,907	$ 482	$ 1,396	$ 29(a)
Net realized gain (loss)	19	—	19	—
Net change in unrealized appreciation (depreciation)(b)	1,318	850	303	165
Sales(c)	(970)	(1)	(969)	—
Balance as of June 30, 2023	$ 2,274	$ 1,331(a)	$ 749	$ 194(a)
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The net change in unrealized appreciation (depreciation) on investments still held at June 30, 2023, was $1,318.
(c) Includes paydowns on securities.
See Notes to Schedule of Investments

VIRTUS Seix High Yield Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at June 30, 2023:
Investments in Securities – Assets	Ending Balance at June 30,2023	Valuation Technique Used	Unobservable Inputs	Input Values
Preferred Stock:
LiveStyle, Inc. Series B	$749	Discounted cash flows liquidation approach	Discount rate	23.94% (23.37% - 24.25%)

Common Stocks:
CCF Holdings LLC	$1,052	Market and Company Comparables	EV Multiples	1.12x (0.60x - 1.94x)
				5.39x (4.17x - 7.05x)
				0.52x (0.13x - 0.88x)
			Illiquidity Discount	25%

CCF Holdings LLC Class M	$197	Market and Company Comparables	EV Multiples	1.12x (0.60x - 1.94x)
				5.39x (4.17x - 7.05x)
				0.52x (0.13x - 0.88x)
			Illiquidity Discount	25%

Erickson, Inc.	$82	Market and Company Comparables	EV Multiples	1.19x (0.66x - 3.09x)
				12.96x (10.89x - 14.92x)
				1.06x (0.51x - 1.86x)
			M&A Transaction Multiples	0.96x (0.41x - 1.96x)
			Illiquidity Discount	20%

Warrants:
CCF Holdings LLC	$194	Market and Company Comparables	EV Multiples	1.12x (0.60x - 1.94x)
				5.39x (4.17x - 7.05x)
				0.52x (0.13x - 0.88x)
			Illiquidity Discount	25%
		Black-Scholes Model	Volatility	47.76%

See Notes to Schedule of Investments

VIRTUS Seix High Yield Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
Note 1. Security Valuation
The Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.